Selected Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Quarterly Financial Data [Line Items]
Revenues	$ 903,816	[1]	$ 1,177,012	[1]	$ 1,223,439	[1]	$ 808,972	[1]	$ 876,787	[1]	$ 1,134,999	[1]	$ 1,170,186	[1]	$ 762,568	[1]	$ 4,113,239	[1]	$ 3,944,540	[1]	$ 3,743,330
Gross profit	222,041		285,846		295,245		204,225		214,295		274,765		279,273		188,069		1,007,357		956,402		899,253
Net income attributable to Watsco, Inc.	$ 26,490		$ 57,968		$ 65,423		$ 23,048		$ 24,072		$ 54,461		$ 56,101		$ 16,753		$ 172,929		$ 151,387		$ 127,723
Earnings per share for Common and Class B common stock:
Basic	$ 0.75	[2]	$ 1.64	[2]	$ 1.86	[2]	$ 0.65	[2]	$ 0.69	[2]	$ 1.56	[2]	$ 1.60	[2]	$ 0.48	[2]	$ 4.91	[2]	$ 4.33	[2]	$ 3.69
Diluted	$ 0.75	[2]	$ 1.64	[2]	$ 1.85	[2]	$ 0.65	[2]	$ 0.69	[2]	$ 1.56	[2]	$ 1.60	[2]	$ 0.48	[2]	$ 4.90	[2]	$ 4.32	[2]	$ 3.68

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly even during the year except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.